Investment in Affiliates - Navios Midstream (Details)	6 Months Ended	9 Months Ended	11 Months Ended
	Jun. 18, 2018 shares	Oct. 13, 2014	Dec. 13, 2018 shares	Nov. 16, 2017 shares
Common Stock | Merger Agreement with Navios Midstream
Investments In And Advances To Affiliates [Line Items]
Stock for units exchange ratio			0.42
Business Acquisition, Number of shares issued			3,683,284
Navios Midstream
Investments In And Advances To Affiliates [Line Items]
General partner interest		2.00%
Navios Midstream | Subordinated Units
Investments In And Advances To Affiliates [Line Items]
Partners' Capital Account, Units, Converted				9,342,692
Conversion ratio				1
Navios Midstream | Subordinated Series A Units
Investments In And Advances To Affiliates [Line Items]
Partners' Capital Account, Units, Converted	1,592,920
Conversion ratio	1